Disclosure of impairment of assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Impairment losses (E & E assets)	$ 9	$ 971	$ 1,790
Amortization and depletion (D & P assets)	1,160	787	1,633
Impairment losses (D & P assets)	14,559	870	1,070
Amortization, depletion and impairment losses	$ 15,728	$ 2,628	$ 4,493